Segment Information - Net Sales by Geographic region (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 2,145,169	$ 3,464,695	$ 8,678,424	$ 6,630,180	$ 9,559,469	$ 15,577,166
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,861,222	3,125,572	7,754,534	5,780,165	8,555,831	14,236,886
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 283,947	$ 339,123	$ 923,890	$ 850,015	$ 1,003,638	$ 1,340,280